Restatement of Previously Issued Financial Statements - Summary of Impact of the Restatement on the Company's Financial Statements (Detail) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
	Jan. 26, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 25, 2021	Jan. 12, 2021		Dec. 31, 2020
Liabilities and shareholders' equity
Class A ordinary shares subject to possible redemption			$ 402,500,000	$ 402,500,000	$ 350,000,000	$ 402,500,000	$ 402,500,000	$ 350,000,000
Shareholders' equity
Additional paid-in-capital	$ 23,994		0	0	0	0	0	0
Accumulated Deficit	(5,000)		(27,779,577)	(33,234,264)	(28,832,623)	(33,234,264)	(27,779,577)	(28,622,937)
Total Shareholders' deficit	$ 20,000		$ (27,778,571)	$ (33,233,258)	$ (28,831,617)	$ (33,233,258)	$ (27,778,571)	$ (28,621,931)	$ 0
Number of shares subject to redemption				40,250,000	35,000,000	40,250,000		35,000,000
Statement of operations
Basic and diluted net loss per ordinary share	$ 0.00		$ 0.11				$ 0.12
Class A Ordinary Shares
Liabilities and shareholders' equity
Class A ordinary shares subject to possible redemption			$ 402,500,000				$ 402,500,000				$ 402,500,000
Shareholders' equity
Common stock value	$ 0			$ 0	$ 0	$ 0		$ 0
Statement of operations
Basic and diluted net loss per ordinary share			$ 0.11	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.12
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption					$ 0	$ 0
Change in value of Class A ordinary shares subject to possible redemption					0	0
Class B Ordinary Shares
Shareholders' equity
Common stock value	1,006	[1]	$ 1,006	$ 1,006	$ 1,006	1,006	$ 1,006
Total Shareholders' deficit	$ 1,006	[1]	$ 1,006	$ 1,006		$ 1,006	$ 1,006		$ 0	[1]
Statement of operations
Basic and diluted net loss per ordinary share			$ 0.11	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.12
As Previously Reported
Liabilities and shareholders' equity
Class A ordinary shares subject to possible redemption				$ 364,266,740	$ 316,168,382	$ 364,266,740		316,378,064
Shareholders' equity
Additional paid-in-capital				5,993,201	5,730,996	5,993,201		5,521,316
Accumulated Deficit				(994,586)	(732,339)	(994,586)		(522,653)
Total Shareholders' deficit				$ 5,000,003	$ 5,000,001	$ 5,000,003		$ 5,000,005
Number of shares subject to redemption				36,426,674	31,616,838	36,426,674		31,637,806
As Previously Reported | Class A Ordinary Shares
Shareholders' equity
Common stock value				$ 382	$ 338	$ 382		$ 336
Statement of operations
Basic and diluted net loss per ordinary share				$ 0.00	$ 0.00	$ 0.00
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption					$ 316,378,064	$ 316,378,064
Change in value of Class A ordinary shares subject to possible redemption					(209,682)	47,488,678
As Previously Reported | Class B Ordinary Shares
Shareholders' equity
Common stock value				$ 1,006	$ 1,006	$ 1,006
Statement of operations
Basic and diluted net loss per ordinary share				$ (0.03)	$ (0.08)	$ (0.10)
Restatement Adjustment
Liabilities and shareholders' equity
Class A ordinary shares subject to possible redemption				$ 38,233,260	$ 33,831,618	$ 38,233,260		33,621,936
Shareholders' equity
Additional paid-in-capital				(5,993,201)	(5,730,996)	(5,993,201)		(5,521,316)
Accumulated Deficit				(32,239,678)	(28,100,284)	(32,239,678)		(28,100,284)
Total Shareholders' deficit				$ (38,233,261)	$ (33,831,618)	$ (38,233,261)		$ (33,621,936)
Number of shares subject to redemption				3,823,326	3,383,162	3,823,326		3,362,194
Restatement Adjustment | Class A Ordinary Shares
Shareholders' equity
Common stock value				$ (382)	$ (338)	$ (382)		$ (336)
Statement of operations
Basic and diluted net loss per ordinary share				$ (0.01)	$ (0.02)	$ (0.02)
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption					$ (316,378,064)	$ (316,378,064)
Change in value of Class A ordinary shares subject to possible redemption					209,682	(47,488,678)
Restatement Adjustment | Class B Ordinary Shares
Shareholders' equity
Common stock value				$ 0	$ 0	$ 0
Statement of operations
Basic and diluted net loss per ordinary share				$ 0.02	$ 0.06	$ 0.08

[1]	Includes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).